Ordinary Shares	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES [Abstract]
Ordinary Shares
17.	ORDINARY SHARES

As of December 31, 2013, the Company had an aggregate of 536,608,446 ordinary shares issued and outstanding. These outstanding shares consist of (1) 127,521,446 Class A ordinary shares held by public shareholders and (2) 409,087,000 Class B ordinary shares indirectly held by Shanda. The terms of the Class A ordinary shares and Class B ordinary shares are similar, except that (i) each Class A ordinary share and Class B ordinary share are entitled to 1 vote and 10 votes, respectively, on matters subject to shareholders’ vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.